LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss attributable to Dolphin Entertainment stockholders	$ 12,490	$ 8,750			$ (6,462,303)	$ (1,939,192)
Change in fair value of put rights						(1,745,418)
Numerator for diluted loss per share	$ 12,490	$ 8,750			$ (6,462,303)	$ (3,684,610)
Denominator
Denominator for basic EPS - weighted-average shares	9,498,266	7,664,000	9,113,252	7,456,360	7,614,774	5,619,969
Effect of dilutive securities:
Put rights						762,968
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of Put rights	9,626,143	7,913,396	9,243,684	7,456,360	7,614,774	6,382,937
Basic loss per share	$ 0.06	$ 0.17	$ (0.02)	$ (0.53)	$ (0.85)	$ (0.35)
Diluted loss per share	$ 0.04	$ 0.13	$ (0.09)	$ (0.53)	$ (0.85)	$ (0.58)